Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	INTERMEDIATE MUNICIPAL TRUST
Central Index Key	0000770116
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 16, 2013
Prospectus Date	Jul. 31, 2012